Note 18 - Related Party Transactions (Details Textual) - Juanicipio [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Equity method investment, ownership percentage	44.00%	44.00%
Shareholder loans [member]
Statement Line Items [Line Items]
Receivables due from related parties	$ 94,414
Interest income on loans and receivables	$ 8,150	$ 1,058
Shareholder loans [member] | Secured overnight financing rate (SOFR) [member]
Statement Line Items [Line Items]
Receivables, adjustment to interest rate basis	2.00%
Shareholder loans [member] | MAG and Fresnillo PLC [member]
Statement Line Items [Line Items]
Receivables due from related parties	$ 214,586